FAIR VALUE MEASUREMENT (Details) (Recurring, USD $) In Thousands, unless otherwise specified																											12 Months Ended
	Dec. 31, 2013 Fair value	Dec. 31, 2012 Fair value	Dec. 31, 2013 Fair value Term deposits	Dec. 31, 2012 Fair value Term deposits	Dec. 31, 2013 Fair value Term deposits Short-term investments	Dec. 31, 2013 Fair value Fixed-rate debt securities Short-term investments	Dec. 31, 2012 Fair value Fixed-rate debt securities Short-term investments	Dec. 31, 2013 Fair value Convertible redeemable preferred shares Long-term investments	Dec. 31, 2012 Fair value Convertible redeemable preferred shares Long-term investments	Dec. 31, 2013 Fair value Adjustable-rate debt securities	Dec. 31, 2013 Fair value Adjustable-rate debt securities Short-term investments	Dec. 31, 2013 Fair value Adjustable-rate debt securities Long-term investments	Dec. 31, 2013 Quoted price in active markets for identical assets (Level 1)	Dec. 31, 2013 Quoted price in active markets for identical assets (Level 1) Adjustable-rate debt securities Short-term investments	Dec. 31, 2013 Significant other observable inputs (Level 2) Term deposits	Dec. 31, 2012 Significant other observable inputs (Level 2) Term deposits	Dec. 31, 2013 Significant other observable inputs (Level 2) Term deposits Short-term investments	Dec. 31, 2013 Significant other observable inputs (Level 2) Fixed-rate debt securities Short-term investments	Dec. 31, 2012 Significant other observable inputs (Level 2) Fixed-rate debt securities Short-term investments	Dec. 31, 2013 Significant other observable inputs (Level 2) Adjustable-rate debt securities	Dec. 31, 2013 Significant other observable inputs (Level 2) Adjustable-rate debt securities Short-term investments	Dec. 31, 2013 Significant other observable inputs (Level 2) Adjustable-rate debt securities Long-term investments	Dec. 31, 2013 Significant unobservable inputs (Level 3)	Dec. 31, 2012 Significant unobservable inputs (Level 3)	Dec. 31, 2013 Significant unobservable inputs (Level 3) Convertible redeemable preferred shares Long-term investments	Dec. 31, 2012 Significant unobservable inputs (Level 3) Convertible redeemable preferred shares Long-term investments	Dec. 31, 2013 Discounted cash flow method
Fair value measurement
Cash and cash equivalents			$ 11,827	$ 77,784						$ 4,326					$ 11,827	$ 77,784				$ 4,326
Held-to-maturity securities					70,629	24,085	26,259				33,490	8,262					70,629	24,085	26,259		33,490	8,262
Trading securities											1,553			1,553
Available-for-sale securities								6,850	5,125																6,850	5,125
Total assets measured at fair value	$ 8,403	$ 5,125											$ 1,553										$ 6,850	$ 5,125
Discount rate (as a percent )																											21.14%
Terminal value growth rate (as a percent)																											3.00%